Share-Based Compensation (Details) - Schedule of Fair Value of Options Under the 2020 Plan - Share-Based Payment Arrangement, Option [Member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Fair Value of Stock Options and Share Awards Granted Under the Stock Option Plan [Line Items]
Risk-free interest rates		3.61%
Expected life	5 years	5 years
Expected volatility		41.00%
Expected dividend yield	0.00%	0.00%
Minimum [Member]
Schedule of Fair Value of Stock Options and Share Awards Granted Under the Stock Option Plan [Line Items]
Risk-free interest rates	3.43%
Expected volatility	41.00%
Maximum [Member]
Schedule of Fair Value of Stock Options and Share Awards Granted Under the Stock Option Plan [Line Items]
Risk-free interest rates	4.44%
Expected volatility	186.14%